Reportable segments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of entity's operating segments [Abstract]
Disclosure of entity's operating segments [text block]
Operating segment items as of December 31, 2020	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Reportable segments	Operating segments	Unallocated amounts	Total as of December 31, 2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	701,688	334,657	383,373	160,608	209,294	27,571	1,817,191	1,817,191	-	1,817,191
Revenues from transactions with other operating segments of the same entity	-	-	-	-	-	-	-	-	-	-
Revenues from external customers and transactions with other operating segments of the same entity	701,688	334,657	383,373	160,608	209,294	27,571	1,817,191	1,817,191	-	1,817,191
Costs of sales	(537,801)	(168,499)	(297,048)	(119,092)	(187,019)	(24,862)	(1,334,321)	(1,334,321)	-	(1,334,321)
Administrative expenses	-	-	-	-	-	-	-	-	(107,017)	(107,017)
Finance expense	-	-	-	-	-	-	-	-	(82,199)	(82,199)
Depreciation and amortization expense	(55,335)	(40,687)	(56,092)	(14,136)	(34,570)	(3,092)	(203,912)	(203,912)	-	(203,912)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	-	-	8,940	8,940
Income (loss) before taxes	163,887	166,158	86,325	41,516	22,275	2,709	482,870	482,870	(244,332)	238,538
Income tax expense	-	-	-	-	-	-	-	-	(70,179)	(70,179)
Net income (loss)	163,887	166,158	86,325	41,516	22,275	2,709	482,870	482,870	(314,511)	168,359
Assets							-		4,818,463	4,818,463
Equity-accounted investees	-	-	-	-	-	-	-	-	85,993	85,993
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	-	-	-	-	-	-	-	-	358,009	358,009
Liabilities	-	-	-	-	-	-	-	-	2,655,885	2,655,885
Impairment loss recognized in profit or loss							-		4,684	4,684
Reversal of impairment losses recognized in profit or loss for the period	-	-	-	-	-	-	-	-	(11,644)	(11,644)
Cash flows from (used in) operating activities	-	-	-	-	-	-	-	-	182,234	182,234
Cash flows from (used in) investing activities	-	-	-	-	-	-	-	-	(167,091)	(167,091)
Cash flows from (used in) financing activities	-	-	-	-	-	-	-	-	(94,132)	(94,132)

Operating segment items as of December 31, 2019	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Reportable segments	Operating segments	Unallocated amounts	Total as of December 31, 2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	723,920	371,020	505,714	94,875	212,151	35,975	1,943,655	1,943,655	-	1,943,655
Revenues from transactions with other operating segments of the same entity	-	-	-	-	-	-	-	-	-	-
Revenues from external customers and transactions with other operating segments of the same entity	723,920	371,020	505,714	94,875	212,151	35,975	1,943,655	1,943,655	-	1,943,655
Costs of sales	(573,808)	(230,468)	(306,250)	(63,590)	(176,199)	(33,288)	(1,383,603)	(1,383,603)	-	(1,383,603)
Administrative expenses	-	-	-	-	-	-	-	-	(117,180)	(117,180)
Finance expense	-	-	-	-	-	-	-	-	(76,939)	(76,939)
Depreciation and amortization expense	(67,700)	(43,336)	(45,238)	(6,854)	(37,691)	(532)	(201,351)	(201,351)	-	(201,351)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	-	-	9,786	9,786
Income tax expense, continuing operations	150,112	140,552	199,464	31,285	35,952	2,687	560,052	560,052	(169,430)	390,622
Income tax expense	-	-	-	-	-	-	-	-	(110,019)	(110,019)
Net income (loss)	150,112	140,552	199,464	31,285	35,952	2,687	560,052	560,052	(279,449)	280,603
Assets	-	-	-	-	-	-	-	-	4,684,151	4,684,151
Equity-accounted investees	-	-	-	-	-	-	-	-	109,435	109,435
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	-	-	-	-	-	-	-	-	110,021	110,021
Liabilities	-	-	-	-	-	-	-	-	2,549,679	2,549,679
Impairment loss recognized in profit or loss	-	-	-	-	-	-	-	-	(1,057)	(1,057)
Reversal of impairment losses recognized in profit or loss for the period	-	-	-	-	-	-	-	-	(1,102)	(1,102)
Cash flows from (used in) operating activities	-	-	-	-	-	-	-	-	426,971	426,971
Cash flows from (used in) investing activities	-	-	-	-	-	-	-	-	(485,471)	(485,471)
Cash flows from (used in) financing activities	-	-	-	-	-	-	-	-	105,896	105,896

Operating segment items as of December 31, 2018	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Reportable segments	Operating segments	Unallocated amounts	Total as of December 31, 2018
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	781,751	324,972	734,801	108,267	267,474	48,538	2,265,803	2,265,803	-	2,265,803
Revenues from transactions with other operating segments of the same entity	-	-	-	-	-	-	-	-	-	-
Revenues from external customers and transactions with other operating segments of the same entity	781,751	324,972	734,801	108,267	267,474	48,538	2,265,803	2,265,803	-	2,265,803
Costs of sales	(613,267)	(217,464)	(316,875)	(72,964)	(217,386)	(47,675)	(1,485,631)	(1,485,631)	-	(1,485,631)
Administrative expenses	-	-	-	-	-	-	-	-	(118,126)	(118,126)
Finance expense	-	-	-	-	-	-	-	-	(57,807)	(57,807)
Depreciation and amortization expense	(79,061)	(42,438)	(42,283)	(8,454)	(47,940)	(651)	(220,827)	(220,827)	-	(220,827)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	-	-	6,351	6,351
Income tax expense, continuing operations	-	-	-	-	-	-	-	-	(178,975)	(178,975)
Income tax expense	168,484	107,508	417,926	35,303	50,088	863	780,172	780,172	(159,134)	621,038
Net income (loss)	168,484	107,508	417,926	35,303	50,088	863	780,172	780,172	(338,109)	442,063
Assets	-	-	-	-	-	-	-	-	4,268,094	4,268,094
Equity-accounted investees	-	-	-	-	-	-	-	-	111,549	111,549
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	-	-	-	-	-	-	-	-	(15,028)	(15,028)
Liabilities	-	-	-	-	-	-	-	-	2,130,292	2,130,292
Impairment loss recognized in profit or loss	-	-	-	-	-	-	-	-	2,967	2,967
Reversal of impairment losses recognized in profit or loss for the period	-	-	-	-	-	-	-	-	-	-
Cash flows from (used in) operating activities	-	-	-	-	-	-	-	-	524,839	524,839
Cash flows from (used in) investing activities	-	-	-	-	-	-	-	-	(187,004)	(187,004)
Cash flows from (used in) financing activities	-	-	-	-	-	-	-	-	(387,313)	(387,313)

Items in the statement of comprehensive income as of December 31, 2020	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Corporate Unit	Total segments and Corporate unit
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	701,688	334,657	383,373	160,608	209,294	27,571	-	1,817,191
Costs of sales	(537,801)	(168,499)	(297,048)	(119,092)	(187,019)	(24,862)	-	(1,334,321)
Gross profit	163,887	166,158	86,325	41,516	22,275	2,709	-	482,870
Other incomes by function	-	-	-	-	-	-	26,893	26,893
Administrative expenses	-	-	-	-	-	-	(107,017)	(107,017)
Other expenses by function	-	-	-	-	-	-	(99,612)	(99,612)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	-	-	-	-	-	-	4,684	4,684
Other gains (losses)	-	-	-	-	-	-	(5,313)	(5,313)
Financial income	-	-	-	-	-	-	13,715	13,715
Financial costs	-	-	-	-	-	-	(82,199)	(82,199)
interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	8,940	8,940
Exchange differences	-	-	-	-	-	-	(4,423)	(4,423)
Profit (loss) before taxes	163,887	166,158	86,325	41,516	22,275	2,709	(244,332)	238,538
Income tax expense	-	-	-	-	-	-	(70,179)	(70,179)
Profit (loss) from continuing operations	163,887	166,158	86,325	41,516	22,275	2,709	(314,511)	168,359
Profit (loss) from discontinued operations	-	-	-	-	-	-	-	-
Profit (loss)	163,887	166,158	86,325	41,516	22,275	2,709	(314,511)	168,359
Profit, attributable to
Profit (loss) attributable to the controller´s owners	-	-	-	-	-	-	164,518	164,518
Profit (loss) attributable to the non-controllers	-	-	-	-	-	-	3,841	3,841
Profit	-	-	-	-	-	-	168,359	168,359

Items in the statement of comprehensive income as of December 31, 2019	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Corporate Unit	Total segments and Corporate unit
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	723,920	371,020	505,714	94,875	212,151	35,975	-	1,943,655
Cost of sales	(573,808)	(230,468)	(306,250)	(63,590)	(176,199)	(33,288)	-	(1,383,603)
Gross profit	150,112	140,552	199,464	31,285	35,952	2,687	-	560,052
Other incomes by function	-	-	-	-	-	-	18,218	18,218
Administrative expenses	-	-	-	-	-	-	(117,180)	(117,180)
Other expenses by function	-	-	-	-	-	-	(25,995)	(25,995)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	-	-	-	-	-	-	(1,057)	(1,057)
Other gains (losses)	-	-	-	-	-	-	(383)	(383)
Financial income	-	-	-	-	-	-	26,289	26,289
Financial costs	-	-	-	-	-	-	(76,939)	(76,939)
interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	9,786	9,786
Exchange differences	-	-	-	-	-	-	(2,169)	(2,169)
Profit (loss) before taxes	150,112	140,552	199,464	31,285	35,952	2,687	(169,430)	390,622
Income tax expense	-	-	-	-	-	-	(110,019)	(110,019)
Profit (loss) from continuing operations	150,112	140,552	199,464	31,285	35,952	2,687	(279,449)	280,603
Profit (loss) from discontinued operations	-	-	-	-	-	-	-	-
Profit (loss)	150,112	140,552	199,464	31,285	35,952	2,687	(279,449)	280,603
Profit (loss), attributable to
Profit (loss) attributable to the controller´s owners	-	-	-	-	-	-	278,115	278,115
Profit (loss) attributable to the non-controllers	-	-	-	-	-	-	2,488	2,488
Profit (loss)	-	-	-	-	-	-	280,603	280,603

Items in the statement of comprehensive income as of December 31, 2018	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Corporate Unit	Total segments and Corporate unit
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	781,751	324,972	734,801	108,267	267,474	48,538	-	2,265,803
Cost of sales	(613,267)	(217,464)	(316,875)	(72,964)	(217,386)	(47,675)	-	(1,485,631)
Gross profit	168,484	107,508	417,926	35,303	50,088	863	-	780,172
Other incomes by function	-	-	-	-	-	-	32,048	32,048
Administrative expenses	-	-	-	-	-	-	(118,126)	(118,126)
Other expenses by function	-	-	-	-	-	-	(36,907)	(36,907)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	-	-	-	-	-	-	2,967	2,967
Other gains (losses)	-	-	-	-	-	-	6,404	6,404
Financial income	-	-	-	-	-	-	22,533	22,533
Financial costs	-	-	-	-	-	-	(57,807)	(57,807)
interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	6,351	6,351
Exchange differences	-	-	-	-	-	-	(16,597)	(16,597)
Profit (loss) before taxes	168,484	107,508	417,926	35,303	50,088	863	(159,134)	621,038
Income tax expense	-	-	-	-	-	-	(178,975)	(178,975)
Profit (loss) from continuing operations	168,484	107,508	417,926	35,303	50,088	863	(338,109)	442,063
Profit (loss) from discontinued operations	-	-	-	-	-	-	-	-
Profit (loss)	168,484	107,508	417,926	35,303	50,088	863	(338,109)	442,063
Profit (loss), attributable to
Profit (loss) attributable to the controller´s owners	-	-	-	-	-	-	439,830	439,830
Profit (loss) attributable to the non-controllers	-	-	-	-	-	-	2,233	2,233
Profit (loss)	-	-	-	-	-	-	442,063	442,063

Disclosure of geographical areas [text block]
Items as of December 31, 2020	Chile	Latin America and the Caribbean	Europe	North America	Asia and others	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	153,745	159,990	380,126	427,572	695,758	1,817,191
Investment accounted for under the equity method	-	-	41,273	14,468	30,252	85,993
Intangible assets other than goodwill	95,934	565	825	2,274	78,809	178,407
Goodwill	23,065	-	18,901	-	-	41,966
Property, plant and equipment, net	1,667,824	642	12,592	3,494	52,767	1,737,319
Right-of-use assets	23,461	2,298	2,428	1,776	61	30,024
Other non-current assets	19,377	17	7	2,641	-	22,042
Non-current assets	1,829,661	3,522	76,026	24,653	161,889	2,095,751

Items as of December 31, 2019	Chile	Latin America and the Caribbean	Europe	North America	Asia and others	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	211,857	161,928	393,764	451,272	724,834	1,943,655
Investment accounted for under the equity method	-	-	42,243	14,669	52,523	109,435
Intangible assets other than goodwill	106,910	420	1,397	2,683	76,948	188,358
Goodwill	23,205	-	11,521	-	-	34,726
Property, plant and equipment, net	1,526,919	513	3,424	6,250	32,800	1,569,906
Right-of-use assets	29,427	2,734	2,817	2,083	103	37,164
Other non-current assets	20,321	28	4	(624)	-	19,729
Non-current assets	1,706,782	3,695	61,406	25,061	162,374	1,959,318

Items as of December 31, 2018	Chile	Latin America and the Caribbean	Europe	North America	Asia and others	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	189,349	180,189	479,664	471,515	945,086	2,265,803
Investment accounted for under the equity method	(6,588)	-	61,256	16,115	40,766	111,549
Intangible assets other than goodwill	110,544	1,215	238	152	77,201	189,350
Goodwill	22,535	86	11,521	724	-	34,866
Property, plant and equipment, net	1,445,349	347	4,451	3,098	1,578	1,454,823
Other non-current assets	17,111	23	-	(892)	11,297	27,539
Non-current assets	1,588,951	1,671	77,466	19,197	130,842	1,818,127